UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5497

Municipal High Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end:     October 31
Date of reporting period:  April 30, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Municipal High Income Fund Inc.

Semi-Annual Report

April 30, 2005

Municipal High Income Fund Inc.

WHAT’S INSIDE

Municipal High Income Fund Inc.

LETTER FROM THE CHAIRMAN

Dear Shareholder,

Despite rising interest rates, climbing oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued to expand during the period. Following a robust 4.0% gain in the third quarter of 2004, gross domestic product (“GDP”)[i] growth was 3.8% in the fourth quarter. After the end of the Fund’s reporting period, the advance first quarter 2005 GDP figure was revised up to 3.5% from 3.1%.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following three rate hikes from June through September 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four times during the reporting period. The Fed again raised rates in early May, after the Fund’s reporting period concluded, bringing the target for the federal funds rate to 3.00%.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

During the first half of the reporting period, the fixed income market confounded many investors as short-term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, remained fairly steady. However, this began to change in late February 2005, as strong economic data and inflationary concerns caused longer-term rates to rise as well. This continued through March, before longer-term rates again declined on the back of mixed economic data. Looking at the six-month period as a whole, the overall municipal bond market outperformed the taxable bond market, as the Lehman Brothers Municipal Bond Indexiv and the Lehman Brothers Aggregate Bond Index[v] returned 1.93% and 0.98%, respectively.

For the six months ended April 30, 2005, the Municipal High Income Fund returned 2.07%, based on its New York Stock Exchange (“NYSE”) market price and 4.78% based on its net asset value (“NAV”)vi per share. In comparison, the broad-based, unmanaged Lehman Brothers Municipal Bond Index returned 1.93% for the same time frame. The Lipper High Yield Municipal Debt Closed-End Funds Category Averagevii was 5.59% for the same time frame. Please note that Lipper performance returns are based on each Fund’s NAV per share.

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Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

During this six-month period, the Fund made distributions to shareholders totaling $0.2400 per share, (which may include a return of capital). The performance table shows the Fund’s 30-day SEC yield as well as its six-month total return based on its NAV and market price as of April 30, 2005. Past performance is no guarantee of future results. The Fund’s yields will vary.

FUND PERFORMANCE AS OF APRIL 30, 2005 (unaudited)

Price Per Share	30-Day SEC Yield	Six-Month Total Return
$7.95 (NAV)	5.87%	4.78%
$7.30 (Market Price)	6.40%	2.07%

All figures represent past performance and are not a guarantee of future results. The Fund’s yields will vary.

Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all distributions. The “SEC yield” is a return figure often quoted by bond and other fixed-income mutual funds. This quotation is based on the most recent 30-day (or one-month) period covered by the Fund’s filings with the SEC. The yield figures reflect the income dividends and interest earned during the period after deduction of the Fund’s expenses for the period. These yields are as of April 30, 2005 and are subject to change.

Special Shareholder Notice

Since the inception of this Fund, shareholders have been receiving printed reports on a quarterly basis. Because there are a number of sources that provide important information about the Fund on a timely basis, and because of the expense to the Fund of printing and mailing shareholder reports quarterly, in the future shareholders will only receive full shareholder reports semi-annually, after the end of the first six months of the Fund’s fiscal year, and then after the end of the fiscal year. These reports will continue to provide a complete portfolio of holdings as of the end of each period and letters from the Fund’s portfolio managers about the Fund’s performance during the period as well as detailed financial information.

2

There are a number of sources from which you can obtain current information about the Fund. The Citigroup Asset Management website, www.citigroupam.com, includes detailed information about the Fund that is updated daily and provides a link to the Fund’s shareholder reports and press releases. The Fund issues a press release each quarter that summarizes its portfolio allocation and other portfolio characteristics that is accessible on the website. The Fund files complete portfolios of holdings as of the end of the first and third quarter of its fiscal year with the SEC on Form N-Q; these reports can be found on the SEC’s website, www.sec.gov. If you have questions about the Fund please call our investor relations number, 1-888-735-6507.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

Looking for Additional Information?

The Fund is traded under the symbol “MHF” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under symbol XMHFX. Barron’s and The Wall Street Journal’s Monday editions carry closed-end fund tables that will provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.citigroupam.com.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-735-6507, Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the Fund’s current net asset value, market price, and other information.

3

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 19, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High yield bonds involve greater credit and liquidity risks than investment grade bonds. Certain investors may be subject to the Federal Alterative Minimum Tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.
[v]	The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.
vi	NAV is calculated by subtracting total liabilities from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is at the Fund’s market price as determined by supply of and demand for the Fund’s shares.
vii	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended April 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 15 funds in the Fund’s Lipper category, and excluding sales charges.
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Take Advantage of the Fund’s Dividend Reinvestment Plan!

As an investor in the Fund, you can participate in its Dividend Reinvestment Plan (“Plan”), a convenient, simple and efficient way to reinvest your dividends and capital gains, if any, in additional shares of the Fund. A more complete description of the Plan begins on page 31. Below is a short summary of how the Plan works.

Plan Summary

If you are a Plan participant who has not elected to receive your dividends in the form of a cash payment, then your dividend and capital gain distributions will be reinvested automatically in additional shares of the Fund.

The number of shares in the Fund you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the shares is equal to or higher than 98% of the net asset value (“NAV”) per share on the date of valuation, you will be issued shares for the equivalent of either 98% of the most recently determined NAV per share or 95% of the market price, whichever is greater.

If 98% of the NAV per share at the time of valuation is greater than the market price of the common stock, the Fund will buy shares for your account in the open market or on the New York Stock Exchange.

If the Fund begins to purchase additional shares in the open market and the market price of the shares subsequently rises above 98% of the NAV before the purchases are completed, the Fund will attempt to cancel any remaining orders and issue the remaining dividend or distribution in shares at 98% of the Fund’s NAV per share. In that case, the number of Fund shares you receive will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

To find out more detailed information about the Plan and about how you can participate, please call PFPC Inc. at 1-800-331-1710.
5

Municipal High Income Fund Inc. Fund at a Glance (unaudited)

Investment Breakdown

6

Municipal High Income Fund Inc. Schedule of Investments (unaudited) April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

LONG-TERM INVESTMENTS — 96.5%
Alabama — 0.9%
$615,000	NR	Capstone Improvement District of Brookwood, AL, Series A,
		7.700% due 8/15/23 (b)	$61,500
500,000	NR	Rainbow City, AL Special Health Care Facility Financing
		Authority, Series A, 8.250% due 1/1/31 (b)	296,310
1,000,000	AAA	West Jefferson, AL Amusement & Public Park Authority
		Revenue, (Visionland Project), (Call 12/1/06 @ 102),
		8.000% due 12/1/26 (c)	1,099,180

			1,456,990

Alaska — 3.0%
		Alaska Housing Finance Corporation:
2,000,000	AAA	Series A, FGIC-Insured, 5.000% due 12/1/26 (d)	2,107,260
1,650,000	AAA	Series B, MBIA-Insured, 5.250% due 12/1/30	1,771,011
1,055,000	NR	Alaska Industrial Development & Export Authority Revenue,
		Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (e)	1,121,644

			4,999,915

Arizona — 3.0%
1,500,000	NR	Casa Grande, AZ IDA, Hospital Revenue, Casa Grande
		Regional Medical Center, Series A, 7.625% due 12/1/29	1,602,705
1,000,000	BB-	Gila County, AZ IDA Revenue, ASARCO Inc.,
		5.550% due 1/1/27	955,080
935,000	NR	Maricopa, AZ IDA, MFH Revenue, (Gran Victoria Housing LLC
		Project), Series B, 10.000% due 5/1/31 (f)	944,565
1,795,000	NR	Phoenix, AZ IDA, MFH Revenue, (Ventana Palms Apartments
		Project), Series B, 8.000% due 10/1/34	1,547,398

			5,049,748

Arkansas — 1.1%
		Arkansas State Development Finance Authority:
1,000,000	BBB	Hospital Revenue, (Washington Regional Medical Center
		Project), 7.375% due 2/1/29	1,122,800
600,000	BB+	Industrial Facilities Revenue, (Potlatch Corp. Project),
		Series A, 7.750% due 8/1/25 (e)	690,234

			1,813,034

California — 7.9%
1,500,000	NR	Barona, CA Band of Mission Indians, GO,
		8.250% due 1/1/20 (f)	1,579,890
		California State Department of Water Resources,
		Power Supply Revenue:
1,500,000	AAA‡	MBIA-Insured, RITES, 7.525% due 5/1/11 (g)	1,799,130
1,500,000	AAA	Series A, XLCA-Insured, 5.375% due 5/1/17	1,650,540

See Notes to Financial Statements.
7

Municipal High Income Fund Inc. Schedule of Investments (unaudited) (continued) April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

California — 7.9% (continued)
$1,500,000	NR	California Statewide Communities Development Authority
		Revenue, (East Valley Tourist Project), Series A,
		9.250% due 10/1/20	$1,674,720
3,000,000	AAA	Clovis Unified School District, Capital Appreciation, Election
		2001, Series B, FGIC-Insured, zero coupon bond to yield
		5.260% due 8/1/24	1,170,870
		Golden State Tobacco Securitization Corp., Tobacco
		Settlement Revenue:
1,000,000	A-	5.625% due 6/1/38	1,087,420
2,000,000	BBB	7.800% due 6/1/42 (d)	2,299,380
1,865,000	Ba2*	Vallejo, CA COP, Touro University, 7.375% due 6/1/29 (d)	1,941,055

			13,203,005

Colorado — 3.3%
500,000	NR	Beacon Point Metropolitan District, Series A,
		6.250% due 12/1/35	497,940
		Colorado Education and Cultural Facilities Authority Revenue:
2,000,000	NR	Colorado Lutheran High School Project, Series A,
		7.625% due 6/1/34 (d)	2,038,440
785,000	NR	Elbert County Charter, 7.375% due 3/1/35	793,235
890,000	AAA	Peak to Peak Project, (Call 8/15/11 @ 100),
		7.500% due 8/15/21(c)	1,065,428
500,000	NR	High Plains Metropolitan District, Series A,
		6.250% due 12/1/35	503,315
500,000	NR	Southlands Metropolitan District, CO, 7.125% due 12/1/34	551,680

			5,450,038

District of Columbia — 1.3%
1,895,000	AAA	District of Columbia COP, AMBAC-Insured,
		5.500% due 1/1/20 (d)	2,104,113

Florida — 11.5%
1,000,000	NR	Beacon Lakes Community Development District, Special
		Assessment, Series A, 6.900% due 5/1/35	1,040,390
1,500,000	NR	Bonnet Creek Resort Community Development District, FL
		Special Assessment, 7.500% due 5/1/34	1,621,710
		Capital Projects Finance Authority, FL.:
2,000,000	NR	Continuing Care Retirement, Glenridge on Palmer Ranch,
		Series A, 8.000% due 6/1/32 (d)	2,211,300
2,000,000	NR	Student Housing Revenue, Florida University, Series A,
		7.850% due 8/15/31 (d)	1,883,720
1,000,000	NR	Capital Trust Agency Revenue, Seminole Tribe Convention
		Center, Series A, 10.000% due 10/1/33	1,122,280
980,000	NR	Century Parc Community Development District, Special
		Assessment, 7.000% due 11/1/31	1,041,162

See Notes to Financial Statements.
8

Municipal High Income Fund Inc. Schedule of Investments (unaudited) (continued) April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Florida — 11.5% (continued)
$1,000,000	A	Highlands County, FL Health Facilities Authority Revenue,
		Adventist Health Systems, 6.000% due 11/15/25	$1,106,330
875,000	NR	Homestead, FL IDR, Community Rehabilitation Providers
		Program, Series A, 7.950% due 11/1/18	885,447
2,000,000	BB+	Martin County, FL IDA Revenue, (Indiantown Cogeneration
		Project), Series A, 7.875% due 12/15/25 (d)(e)	2,054,960
1,000,000	NR	Orange County, FL Health Facilities Authority Revenue, First
		Mortgage, (GF/Orlando, Inc. Project), 9.000% due 7/1/31	1,031,750
535,000	AAA	Palm Beach County, FL Health Facilities Authority Revenue,
		(John F. Kennedy Memorial Hospital Inc. Project),
		9.500% due 8/1/13 (h)	677,995
2,000,000	NR	Reunion East Community Development District, Special
		Assessment, Series A, 7.375% due 5/1/33 (d)	2,173,160
1,000,000	B-	Santa Rosa Bay Bridge Authority, FL Revenue,
		6.250% due 7/1/28	951,940
1,450,000	NR	Waterlefe Community Development District, Golf Course
		Revenue, 8.125% due 10/1/25	1,467,154

			19,269,298

Georgia — 4.8%
		Atlanta, GA Airport Revenue:
1,000,000	AAA	Series B, FGIC-Insured, 5.625% due 1/1/30 (e)	1,059,190
1,000,000	AAA	Series G, FSA-Insured, 5.000% due 1/1/26	1,051,560
2,500,000	NR	Atlanta, GA Tax Allocation, (Atlantic Station Project),
		7.900% due 12/1/24 (d)	2,744,625
1,000,000	NR	Brunswick & Glynn County, GA Development Authority
		Revenue, First Mortgage, Coastal Community Retirement,
		Series A, 7.250% due 1/1/35	1,053,050
1,000,000	BBB+‡	Gainesville & Hall County, GA Development Authority
		Revenue, Senior Living Facility, Lanier Village Estates,
		Series C, 7.250% due 11/15/29	1,083,700
1,005,000	NR	Walton County, GA IDA Revenue, (Walton Manufacturing Co.
		Project), 8.500% due 9/1/07	1,039,059

			8,031,184

Illinois — 1.3%
2,000,000	AAA	Chicago, IL GO, Neighborhoods Alive 21 Program,
		FGIC-Insured, 5.500% due 1/1/31 (d)	2,176,840

Indiana — 2.1%
2,500,000	BBB	East Chicago, IN PCR, (Inland Steel Co. Project No. 10),
		6.800% due 6/1/13 (d)	2,507,250
1,000,000	BBB-	Indiana State Development Finance Authority, PCR,
		(Inland Steel Co. Project No. 13), 7.250% due 11/1/11 (e)	1,048,070

			3,555,320

See Notes to Financial Statements.
9

Municipal High Income Fund Inc. Schedule of Investments (unaudited) (continued) April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Louisiana — 2.2%
$1,000,000	NR	Epps, LA COP, 8.000% due 6/1/18	$1,041,280
1,600,000	NR	Louisiana Local Government Environmental Facilities,
		Community Development Authority Revenue Refunding,
		St. James Place, Series A, 7.000% due 11/1/25	1,538,272
1,000,000	BB-	Port of New Orleans, LA IDR, (Continental Grain Co. Project),
		7.500% due 7/1/13	1,023,360

			3,602,912

Maryland — 1.0%
1,500,000	NR	Maryland State Economic Development Corp. Revenue,
		Chesapeake Bay, Series A, 7.730% due 12/1/27	1,597,020

Massachusetts — 3.6%
955,000	NR	Boston, MA IDA Financing Revenue, Roundhouse Hospitality
		LLC Project, 7.875% due 3/1/25 (e)	970,146
1,000,000	BBB	Caritas Christi Obligation, Series B, 6.750% due 7/1/16	1,137,670
1,000,000	NR	Massachusetts State Development Finance Agency Revenue
		Briarwood, Series B, (Call 12/1/10 @ 101),
		8.250% due 12/1/30 (c)	1,256,150
1,900,000	NR	Massachusetts State Industrial Finance Agency Revenue,
		Assisted Living Facility, (Marina Bay LLC Project),
		7.500% due 12/1/27 (d)(e)	1,951,870
455,000	AAA	Massachusetts State Port Authority Revenue,
		13.000% due 7/1/13 (h)	649,299

			5,965,135

Michigan — 6.3%
2,130,000	NR	Allen Academy, COP, 7.500% due 6/1/23 (d)	2,129,808
1,000,000	NR	Cesar Chavez Academy, COP, 8.000% due 2/1/33	1,040,950
1,900,000	Ba2*	Garden City, MI Hospital Finance Authority, Hospital Revenue,
		Garden City Hospital Obligation Group, Series A,
		5.625% due 9/1/10 (d)	1,883,071
1,000,000	NR	Gaudior Academy, MI COP, 7.250% due 4/1/34	1,019,520
1,750,000	NR	Kalamazoo Advantage Academy, COP, 8.000% due 12/1/33	1,779,750
1,000,000	NR	Merritt Academy, MI COP, 7.250% due 12/1/24	1,011,620
1,000,000	NR	Star International Academy, MI COP, 7.000% due 3/1/33	1,020,490
700,000	NR	William C. Abney Academy, MI COP, 6.750% due 7/1/19	696,766

			10,581,975

Minnesota — 0.5%
1,000,000	NR	Minneapolis & St. Paul, MN Metropolitan Airports Community
		Special Facility Revenue, (Northwest Airlines Project),
		Series A, 7.000% due 4/1/25 (e)	922,530

See Notes to Financial Statements.
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Municipal High Income Fund Inc. Schedule of Investments (unaudited) (continued) April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Mississippi — 0.9%
$1,480,000	Aaa*	Jackson Public School District, FSA-Insured,
		5.000% due 10/1/20	$1,592,510

Missouri — 0.2%
250,000	NR	St. Joseph, MO IDA, (Living Community of St. Joseph Project),
		7.000% due 8/15/32	265,188

Montana — 1.5%
2,515,000	NR	Montana State Board of Investment, Resource Recovery
		Revenue, (Yellowstone Energy L.P. Project),
		7.000% due 12/31/19 (d)(e)	2,462,914

New Hampshire — 1.0%
1,600,000	A-	New Hampshire Health & Education Facilities Authority
		Revenue, Covenant Health Systems, 5.500% due 7/1/34	1,680,896

New Jersey — 4.8%
1,500,000	AAA	Casino Reinvestment Development Authority Revenue,
		Series A, MBIA-Insured, 5.250% due 6/1/20	1,641,150
1,000,000	NR	New Jersey EDA, Retirement Community Revenue, Series A,
		8.250% due 11/15/30	1,114,750
3,000,000	BBB-	New Jersey Health Care Facilities Financing Authority Revenue,
		Trinitas Hospital Obligation Group, 7.500% due 7/1/30 (d)	3,386,520
1,750,000	BBB	Tobacco Settlement Financing Corp. Revenue,
		6.750% due 6/1/39	1,857,048

			7,999,468

New Mexico — 1.4%
		Albuquerque, NM Hospital Revenue, Southwest Community
		Health Services:
220,000	AAA	Call 8/1/08 @ 100, 10.000% due 8/1/12 (c)	257,127
115,000	AAA	Call 8/1/08 @ 100, 10.125% due 8/1/12 (c)	134,773
1,000,000	NR	Otero County, (Detention Facility Project), COP,
		7.500% due 12/1/24	1,005,980
1,000,000	NR	Sandoval County, NM Project Revenue, (Santa Ana Pueblo
		Project), 7.750% due 7/1/15	1,032,670

			2,430,550

New York — 7.0%
700,000	NR	Brookhaven, NY IDA, Civic Facility Revenue, Memorial
		Hospital Medical Center, Series A, 8.250% due 11/15/30	761,040
2,000,000	AAA	Metropolitan Transportation Authority, NY, Series A,
		AMBAC-Insured, 5.000% due 7/1/30 (d)	2,089,120
1,000,000	NR	Monroe County, NY IDA, (Woodland Village Project),
		8.550% due 11/15/32	1,087,550
1,000,000	AAA	New York City Municipal Water Finance Authority, Water &
		Sewer System Revenue, Series C, MBIA-Insured,
		5.000% due 6/15/27	1,061,940

See Notes to Financial Statements.
11

Municipal High Income Fund Inc. Schedule of Investments (unaudited) (continued) April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

New York — 7.0% (continued)
		New York City, NY IDA, Civic Facility Revenue:
$1,360,000	NR	Community Residence for the Developmentally Disabled,
		7.500% due 8/1/26	$1,427,878
1,120,000	NR	Special Needs Facility Pooled Program, Series A-1,
		8.125% due 7/1/19	1,219,781
		New York State Dormitory Authority Revenues:
1,500,000	AAA	Mental Health Services Facilities Improvement, Series B,
		AMBAC-Insured, 5.000% due 2/15/35	1,570,815
1,450,000	AAA	Montefiore Hospital, FGIC/FHA-Insured, 5.000% due 8/1/29	1,517,062
970,000	NR	Suffolk County, NY IDA, Civic Facility Revenue, Southampton
		Hospital Association, Series A, 7.750% due 1/1/22	1,011,264

			11,746,450

North Carolina — 1.4%
965,000	NR	North Carolina Medical Care Commission, Health Care
		Facilities Revenue, First Mortgage, (De Paul Community
		Facilities Project), 7.625% due 11/1/29	1,010,336
1,000,000	AAA	North Carolina Municipal Power Agency, Catawba Electric
		Revenue, MBIA-Insured, TICS, 9.371% due 1/1/11 (g)	1,271,980

			2,282,316

Ohio — 2.8%
1,500,000	BBB	Cuyahoga County, OH Hospital Facilities Revenue,
		(Canton Inc. Project), 7.500% due 1/1/30	1,691,070
		Montgomery County, OH Health Systems Revenue, Series B-1:
1,035,000	AAA	Call 7/1/06 @ 102, 8.100% due 7/1/18 (c)	1,116,703
315,000	AAA	Unrefunded Balance, 8.100% due 7/1/18	333,730
1,500,000	BB+	Ohio State Air Quality Development Authority Revenue,
		Cleveland Pollution Control, Series A, 6.000% due 12/1/13	1,591,890
1,250,000	NR	Ohio State Solid Waste Revenue, Republic Engineered
		Steels Inc., 9.000% due 6/1/21 (b)(e)(i)(j)	0

			4,733,393

Pennsylvania — 5.7%
2,200,000	NR	Allegheny County, PA IDA, Airport Special Facilities Revenue,
		(USAir Inc. Project), Series B, 8.500% due 3/1/21 (b)(e)	46,750
		Beaver County, PA IDA, PCR:
1,500,000	BBB-	Cleveland Electric Illuminating Co. Project,
		7.625% due 5/1/25	1,533,465
2,000,000	BBB-	Toledo Edison Co. Project, 7.625% due 5/1/20 (d)	2,044,620
1,000,000	NR	Cumberland County, PA Municipal Authority Retirement
		Community Revenue, (Wesley Affiliated Services Inc.
		Project), Series A, 7.250% due 1/1/35	1,071,920

See Notes to Financial Statements.
12

Municipal High Income Fund Inc. Schedule of Investments (unaudited) (continued) April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Pennsylvania — 5.7% (continued)
$2,640,000	NR	Montgomery County, PA Higher Education & Health Authority
		Revenue, Temple Continuing Care Center,
		6.625% due 7/1/19 (b)	$528,079
990,000	NR	Northumberland County, PA IDA, (NHS Youth Services Inc.
		Project), Series A, 7.500% due 2/15/29	1,014,621
1,000,000	NR	Philadelphia, PA Authority for IDR, (Host Marriott L.P. Project)
		Remarketed 10/31/95, 7.750% due 12/1/17	1,016,860
2,000,000	NR	Westmoreland County, PA IDA, Healthcare Facilities, Redstone
		Highlands Health, Series B, 8.125% due 11/15/30	2,187,260

			9,443,575

South Carolina — 0.4%
225,000	NR	Florence County, SC IDR, Stone Container Corp.,
		7.375% due 2/1/07	225,508
460,000	NR	McCormick County, SC COP, 9.750% due 7/1/09	461,872

			687,380

Texas — 10.6%
		Bexar County, TX Housing Financial Corp., MFH:
980,000	NR	Continental Lady Ester, Series A, 6.875% due 6/1/29	924,267
1,165,000	Ba1*	Nob Hill Apartments, Series B, 8.500% due 6/1/31	1,120,346
235,000	Ba1*	Waters at Northern Hills, Series C, 7.750% due 8/1/36	223,104
1,000,000	NR	Grand Prairie, TX Housing Finance Corp., Independent Senior
		Living Center Revenue, 7.750% due 1/1/34	1,016,830
2,000,000	Ba2*	Gulf Coast, TX IDA, Solid Waste Disposal Revenue, (CITGO
		Petroleum Corp. Project), 7.500% due 5/1/25 (d)(e)	2,219,960
2,750,000	B-	Houston, TX Airport Systems Revenue, Special Facilities,
		(Continental Airlines Inc. Project), Series C,
		6.125% due 7/15/27 (d)(e)	2,188,945
1,100,000	NR	Intercontinental Airport/Houston, Public Facility Corp. Project
		Revenue, 7.750% due 5/1/26	1,097,723
1,000,000	AAA	Laredo, TX Independent School District Public Facility Corp.
		Lease Revenue, Series A, AMBAC-Insured,
		5.000% due 8/1/29	1,029,070
1,000,000	NR	Midlothian, TX Development Authority, Tax Increment Contract
		Revenue, 6.200% due 11/15/29	1,014,510
1,000,000	AAA	North Texas Tollway Authority, Dallas North Tollway System
		Revenue, Series A, FSA-Insured, 5.000% due 1/1/35	1,045,940
1,000,000	BB	Port Corpus Christi, TX Industrial Development Corp.,
		(CITGO Petroleum Corp. Project), 8.250% due 11/1/31 (e)	1,076,240
965,000	B3*	Texas State Affordable Housing Corp., MFH Revenue,
		HIC Arborstone Baybrook, Series C, 7.250% due 11/1/31	679,331

See Notes to Financial Statements.
13

Municipal High Income Fund Inc. Schedule of Investments (unaudited) (continued) April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Texas — 10.6% (continued)
$1,865,000	NR	West Texas Detention Facility Corp. Revenue,
		8.000% due 2/1/25 (d)	$1,929,156
		Willacy County, TX, (Public Facility Corp. Project):
1,000,000	NR	7.500% due 11/1/25	1,022,510
1,000,000	NR	Series A-1, 8.250% due 12/1/23	1,040,110

			17,628,042

Virginia — 4.0%
505,000	NR	Alexandria, VA Redevelopment & Housing Authority,
		MFH Revenue, (Parkwood Court Apartments Project),
		Series C, 8.125% due 4/1/30	510,570
1,000,000	NR	Broad Street Community Development Authority Revenue,
		7.500% due 6/1/33	1,046,670
1,000,000	NR	Fairfax County, VA EDA Revenue, Retirement Community,
		Greenspring Village Inc., Series A, 7.500% due 10/1/29	1,070,670
23,400,000	BB	Pocahontas Parkway Association, VA Toll Road Revenue,
		Capital Appreciation, Series B, zero coupon bond to yield
		8.320% due 8/15/34 (d)	4,085,874

			6,713,784

Wisconsin — 1.0%
		Wisconsin State Health & Educational Facilities Authority
		Revenue:
1,000,000	BBB+	Aurora Health Care, 6.400% due 4/15/33	1,108,830
1,745,000	NR	Benchmark Healthcare of Green Bay Inc. Project,
		Series A, 7.750% due 5/1/27 (b)	523,570

			1,632,400

		TOTAL LONG-TERM INVESTMENTS — 96.5%
		(Cost — $161,493,208)	161,077,923

SHORT-TERM INVESTMENTS — 1.5%
California — 0.3%
500,000	A-1+	Metropolitan Water District of Southern California, Series B1,
		2.970% due 7/1/20 (k)	500,000

Kentucky — 0.6%
1,000,000	A-1+	Louisville & Jefferson County, KY Metropolitan Sewer District,
		Sewer & Drain System, Series B, FSA-Insured,
		2.980% due 5/15/23 (k)	1,000,000

Michigan — 0.6%
1,000,000	A-1+	Michigan State, Department of Treasury, Grant Antic Notes,
		Series C, FSA-Insured, 3.000% due 9/15/09 (k)	1,000,000

		TOTAL SHORT-TERM INVESTMENTS — 1.5%
		(Cost — $2,500,000)	2,500,000

See Notes to Financial Statements.
14

Municipal High Income Fund Inc. Schedule of Investments (unaudited) (continued) April 30, 2005

FACE AMOUNT	SECURITY	VALUE

COMMON STOCK — 0.0%
3,180	Mobile Energy Services Co. LLC (i)(j)(l) (Cost — $ 988,235)	$0

	TOTAL INVESTMENTS AT VALUE — 98.0%
	(Cost — $164,981,443**)	163,577,923
	Other Assets in Excess of Liabilities — 2.0%	3,386,123

	TOTAL NET ASSETS — 100.0%	$166,964,046

(a)
All ratings are by Standard & Poor’s Ratings Service, except those identified by an asterisk (*), which are rated by Moody’s Investors Service and those identified by a double dagger (‡), which are rated by Fitch Ratings.

(b)	Security is currently in default.
(c)
Pre-Refunded bonds are escrowed with U.S. government securities and/or U.S. government agency securities and are considered by the investment adviser to be triple-A rated even if the issuer has not applied for new ratings.

(d)	All or a portion of this security is segregated for open futures contracts.
(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(f)	All or a portion of this security is held as collateral for open futures contracts.
(g)	Inverse floating rate security — coupon varies inversely with level of short-term tax exempt interest rates.
(h)	Bonds escrowed to maturity with U.S. government securities are considered by the investment advisor to be triple-A rated even if the issuer has not applied for new ratings.
(i)	Security has been deemed illiquid.
(j)	Security is valued in good faith by or under the direction of the Board of Directors.
(k)	Variable rate obligation-payable at par on demand at any time on no more than seven days notice.
(l)	Non-income producing security.
**	Aggregate cost for federal income tax purposes is substantially the same.

Please see pages 17 through 19 for definitions of ratings and certain abbreviations.

See Notes to Financial Statements.
15

Municipal High Income Fund Inc. Summary of Investments by Industry* (unaudited) April 30, 2005

Hospitals	15.0%
Education	12.4
Lifecare Systems	10.7
Industrial Development	10.1
Transportation	8.6
Pollution Control	4.9
General Obligation	3.8
Multi-Family Housing	3.6
Public Facilities	3.2
Tobacco	3.2
Congeneration Facilities	2.8
Water & Sewer	2.7
Other	19.0

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of April 30, 2005 and are subject to change.

See Notes to Financial Statements.
16

Municipal High Income Fund Inc. Bond Ratings (unaudited)

The definitions of the applicable ratings symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)  — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or a minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A	—
Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB	—
Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—
Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative and with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default, and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)  — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest rating within its generic category.

Aaa	—
Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—
Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—
Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

17

Municipal High Income Fund Inc. Bond Ratings (unaudited) (continued)

Baa	—
Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—
Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—
Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over a long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These issues may be in default, or there may be present elements of danger with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	—	Bonds rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings (“Fitch”) — Ratings from “A” to “CCC” may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings with the major ratings categories.

AAA	—
Bonds rated “AAA” by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

A	—
Bonds rated “A” have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB	—
Bonds rated “BBB” currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

BB	—
Bonds rated “BB” carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.

CCC, CC and C	—
Bonds rated “CCC”, “CC” and “C” carry the real possibility of defaulting. The capacity to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated “CC” appears probable, a “C” rating indicates imminent default.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.
18

Municipal High Income Fund Inc. Short-Term Bond Ratings (unaudited)

A-1	—
Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.

Abbreviations* (unaudited)

ABAG	—	Association of Bay Area Governments	IDA	—	Industrial Development
AIG	—	American International Guaranty			Authority/Agency
AMBAC	—	Ambac Assurance Corporation	IDB	—	Industrial Development Board
BAN	—	Bond Anticipation Notes	IDR	—	Industrial Development Revenue
BIG	—	Bond Investors Guaranty	INFLOS	—	Inverse Floaters
CGIC	—	Capital Guaranty Insurance Company	ISD	—	Independent School District
CHFCLI	—	California Health Facility	LOC	—	Letter of Credit
		Construction Loan Insurance	MBIA	—	Municipal Bond Investors
CONNIE	—	College Construction Loan			Assurance Corporation
LEE		Insurance Association	MFH	—	Multi-Family Housing
COP	—	Certificate of Participation	MVRICS	—	Municipal Variable Rate Inverse
EDA	—	Economic Development Authority			Coupon Security
ETM	—	Escrowed to Maturity	PCR	—	Pollution Control Revenue
FGIC	—	Financial Guaranty Insurance Company	PSFG	—	Permanent School Fund Guaranty
FHA	—	Federal Housing Administration	RADIAN	—	Radian Asset Assurance
FHLMC	—	Federal Home Loan Mortgage	RAN	—	Revenue Anticipation Notes
		Corporation	RIBS	—	Residual Interest Bonds
FLAIRS	—	Floating Adjustable Interest Rate	RITES	—	Residual Interest
		Securities			Tax-Exempt Securities
FNMA	—	Federal National Mortgage Association	SYCC	—	Structured Yield Curve Certificate
FRTC	—	Floating Rate Trust Certificates	TAN	—	Tax Anticipation Notes
FSA	—	Financing Security Assurance	TECP	—	Tax-Exempt Commercial Paper
GIC	—	Guaranteed Investment Contract	TICS	—	Tender Inverse Certificates
GNMA	—	Government National Mortgage	TOB	—	Tender Option Bonds
		Association	TRAN	—	Tax and Revenue Anticipation
GO	—	General Obligation			Notes
HDC	—	Housing Development Corporation	VA	—	Veterans Administration
HFA	—	Housing Finance Authority	VRDD	—	Variable Rate Daily Demand
IBC	—	Insured Bond Certificates	VRWE	—	Variable Rate Wednesday Demand
			XLCA	—	XL Capital Assurance Inc.

*	Abbreviations may or may not appear in the schedule of investments.
19

Municipal High Income Fund Inc. Statement of Assets and Liabilities (unaudited) April 30, 2005

ASSETS:
Investments, at value (Cost — $164,981,443)	$163,577,923
Interest receivable	3,594,844
Receivable for securities sold	3,550,047
Receivable from broker — variation margin on open futures contracts	75,000
Prepaid expenses	4,465

Total Assets	170,802,279

LIABILITIES:
Payable for securities purchased	3,327,853
Due to custodian	210,401
Dividends payable	135,754
Investment advisory fee payable	54,861
Administration fee payable	27,432
Transfer agency services payable	6,719
Accrued expenses	75,213

Total Liabilities	3,838,233

Total Net Assets	$166,964,046

NET ASSETS:
Par value of capital shares
($0.01 par value, 500,000,000 shares authorized)	$210,022
Capital paid in excess of par value	192,720,183
Undistributed net investment income	168,245
Accumulated net realized loss from investment transactions and
futures contracts	(23,521,354)
Net unrealized depreciation of investments and futures contracts	(2,613,050)

Total Net Assets	$166,964,046

Shares Outstanding	21,002,201

Net Asset Value	$7.95

See Notes to Financial Statements.
20

Municipal High Income Fund Inc. Statement of Operations (unaudited) For the Six Months Ended April 30, 2005

INVESTMENT INCOME:
Interest	$5,759,171

EXPENSES:
Investment advisory fee (Note 2)	329,756
Administration fee (Note 2)	164,878
Audit and legal	50,417
Shareholder communications	41,203
Directors’ fees	29,509
Transfer agency services	28,359
Custody	15,866
Stock exchange listing fees	10,715
Other	12,519

Total Expenses	683,222

Net Investment Income	5,075,949

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 1 AND 3):
Realized Loss From:
Investment transactions	(4,765,271)
Futures contracts	(1,611,362)

Net Realized Loss	(6,376,633)

Net Change in Unrealized Appreciation/Depreciation on
Investments and Futures Contracts	8,615,195

Increase From Payment by Affiliate (Note 2)	80,000

Net Gain on Investments and Futures Contracts	2,318,562

Increase in Net Assets From Operations	$7,394,511

See Notes to Financial Statements.
21

Municipal High Income Fund Inc. Statements of Changes in Net Assets For the Six Months Ended April 30, 2005 (unaudited) and the Year Ended October 31, 2004

	2005	2004

OPERATIONS:
Net investment income	$5,075,949	$10,680,564
Net realized loss	(6,376,633)	(9,575,626)
Net change in unrealized
appreciation/depreciation	8,615,195	8,470,935
Increase from payment by affiliate	80,000	—

Increase in Net Assets From Operations	7,394,511	9,575,873

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,040,528)	(11,184,964)
In excess of net investment income	—	(112,227)

Decrease in Net Assets From
Distributions to Shareholders	(5,040,528)	(11,297,191)

FUND SHARE TRANSACTIONS (NOTE 4):
Net asset value of shares issued for
reinvestment of distributions	—	524,962

Increase in Net Assets From
Fund Share Transactions	—	524,962

Increase (Decrease) in Net Assets	2,353,983	(1,196,356)

NET ASSETS:
Beginning of period	164,610,063	165,806,419

End of period*	$166,964,046	$164,610,063

* Includes undistributed net investment income of:	$168,245	$132,824

See Notes to Financial Statements.
22

Municipal High Income Fund Inc. Financial Highlights

For a share of capital stock outstanding throughout each year or period ended October 31, unless otherwise noted:

	2005(1)		2004	2003	2002		2001	2000

Net Asset Value,
Beginning of Period	$7.84		$7.92	$8.16	$8.67		$8.86	$9.00

Income (Loss) From Operations:
Net investment income	0.24		0.51	0.57	0.58	(2)	0.59	0.60
Net realized and unrealized gain (loss)	0.11		(0.05)	(0.25)	(0.52	)(2)	(0.20)	(0.16)

Total Income From Operations	0.35		0.46	0.32	0.06		0.39	0.44

Less Distributions:
From net investment income	(0.24)		(0.53)	(0.56)	(0.57)		(0.58)	(0.58)
In excess of net investment income	—		(0.01)	—	—		—	—

Total Distributions	(0.24)		(0.54)	(0.56)	(0.57)		(0.58)	(0.58)

Net Asset Value, End of Period	$7.95		$7.84	$7.92	$8.16		$8.67	$8.86

Total Return,
Based on Market Price(3)	2.07	%‡	3.76%	7.17%	(4.70)%		13.85%	9.39%

Total Return,
Based on Net Asset Value(3)	4.78	%‡(4)	6.32%	4.42%	0.91%		4.77%	5.97%

Net Assets,
End of Period (millions)	$167		$165	$166	$171		$180	$181

Ratios to Average Net Assets:
Expenses	0.83	%†	0.80%	0.80%	0.80%		0.82%	0.71%
Net investment income	6.16	†	6.47	7.13	6.84	(2)	6.74	6.72
Portfolio Turnover Rate	27%		33%	28%	33%		15%	27%
Market Price, End of Period	$7.300		$7.390	$7.650	$7.680		$8.640	$8.125

(1)	For the six months ended April 30, 2005 (unaudited).
(2)
Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, the ratio of net investment income to average net assets would have been 6.80%. The impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share. Per share information, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(3)	The total return calculation assumes that dividends are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results.
(4)	The investment adviser fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, the total return would have been the same.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.
23

Municipal High Income Fund Inc. Notes to Financial Statements (unaudited)

         1. Organization and Significant Accounting Policies

         Municipal High Income Fund Inc. (‘‘Fund’’), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

         The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

         (a) Investment Valuation.  Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or where market quotations are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

         (b) Financial Futures Contracts.  The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

         The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

         (c) Security Transactions and Investment Income.  Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

24

Municipal High Income Fund Inc. Notes to Financial Statements (unaudited) (continued)

         (d) Credit and Market Risk.  The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

         (e) Distributions to Shareholders.  Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

         (f) Federal and Other Taxes.  It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

         (g) Reclassification.  GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2.	Investment Advisory Agreement, Administration Agreement and Other Transactions with Affiliates

         Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at an annual rate of 0.40% of the Fund’s average daily net assets. SBFM also acts as the administrator of the Fund for which it receives a fee calculated at an annual rate of 0.20% of the Fund’s average daily net assets. These fees are calculated daily and paid monthly.

         During the six months ended April 30, 2005, SBFM reimbursed the Fund in the amount of $80,000 for losses incurred resulting from an investment transaction error.

         All officers and one Director of the Fund are employees of Citigroup or its affiliates and do not receive compensation from the Fund.

25

Municipal High Income Fund Inc. Notes to Financial Statements (unaudited) (continued)

3. Investments During the six months ended April 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$42,866,813

Sales	$45,995,608

At April 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,811,253
Gross unrealized depreciation	(10,214,773)

Net unrealized depreciation	$(1,403,520)

At April 30, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss

Contracts to Sell: U.S. Treasury Bond	400	6/05	$44,727,970	$45,937,500	$(1,209,530)

4. Capital Shares At April 30, 2005, the Fund had 500,000,000 shares of capital stock authorized with a par value of $0.01 per share. Capital stock transactions were as follows:

	Six Months Ended April 30, 2005		Year Ended October 31, 2004

	Shares	Amount	Shares	Amount

Shares issued on reinvestment	—	—	67,379	$ 524,962

         5. Capital Loss Carryforward

         On October 31, 2004, the Fund had a net capital loss carryforward of $18,943,471, of which $399,613 expires in 2005, $786,462 expires in 2007, $747,959 expires in 2008, $733,106 expires in 2009, $601,572 expires in 2010, $5,066,581 expires in 2011 and $10,608,178 expires in 2012. These amounts will be available to offset any future taxable capital gains.

26

Municipal High Income Fund Inc. Notes to Financial Statements (unaudited) (continued)

         6. Additional Information

         On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) (each an affiliate of the manager) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

         The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

         The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

         The order requires SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup must

27

Municipal High Income Fund Inc. Notes to Financial Statements (unaudited) (continued)

comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

         At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distribution will be allocated, and when such distribution will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

         The Fund did not implement the transfer agent arrangement described above and therefore will not receive any portion of the distributions.

         7. Subsequent Event

         On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

         As part of this transaction, SBFM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment adviser to the Fund.

         The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

         Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment advisory contract between the Fund and the Manager. Therefore, the Fund’s Board of Directors will be asked to approve a new investment advisory contract between the Fund and the Manager. If approved by the Board, the new investment advisory contract will be presented to the shareholders of the Fund for their approval.

28

Municipal High Income Fund Inc. Financial Data Per Share of Common Stock (unaudited)

Record Date	Payable Date	NYSE Closing Price*	Net Asset Value*	Dividend Paid	Dividend Reinvestment Price

Fiscal Year 2003
11/25/02	11/29/02	$7.26	$8.12	$0.0465	$7.35
12/23/02	12/27/02	7.34	8.11	0.0465	7.42
1/28/03	1/31/03	7.39	8.03	0.0465	7.50
2/25/03	2/28/03	7.40	7.99	0.0465	7.51
3/25/03	3/28/03	7.40	7.93	0.0465	7.48
4/22/03	4/25/03	7.44	7.88	0.0465	7.49
5/27/03	5/30/03	7.75	7.93	0.0465	7.78
6/24/03	6/27/03	7.67	7.87	0.0465	7.83
7/22/03	7/25/03	7.73	7.88	0.0465	7.72
8/26/03	8/29/03	7.63	7.81	0.0465	7.78
9/23/03	9/26/03	7.72	7.87	0.0465	7.71
10/28/03	10/31/03	7.70	7.91	0.0465	7.73
Fiscal Year 2004
11/24/03	11/28/03	7.76	7.96	0.0465	7.79
12/22/03	12/26/03	7.68	7.96	0.0465	7.73
1/27/04	1/30/04	7.95	7.98	0.0465	7.82
2/24/04	2/27/04	7.83	7.97	0.0465	7.81
3/23/04	3/26/04	7.98	7.90	0.0455	7.74
4/27/04	4/30/04	7.20	7.82	0.0455	7.39
5/25/04	5/28/04	7.18	7.74	0.0455	7.27
6/22/04	6/25/04	7.13	7.73	0.0440	7.17
7/27/04	7/30/04	7.16	7.75	0.0440	7.27
8/24/04	8/27/04	7.28	7.77	0.0440	7.36
9/21/04	9/24/04	7.31	7.78	0.0420	7.37
10/26/04	10/29/04	7.40	7.84	0.0420	7.45
Fiscal Year 2005
11/22/04	11/26/04	7.30	7.83	0.0420	7.43
12/28/04	12/31/04	7.02	7.88	0.0400	7.17
1/25/05	1/28/05	7.24	7.91	0.0400	7.39
2/22/05	2/25/05	7.24	7.95	0.0400	7.34
3/21/05	3/24/05	7.17	7.95	0.0390	7.16
4/26/05	4/29/05	7.30	7.93	0.0390	7.38

* As of record date.

29

Municipal High Income Fund Inc. Additional Shareholder Information (unaudited)

         Result of Annual Meeting of Shareholders

         The Annual Meeting of Shareholders of Municipal High Income Fund Inc. was held on April 11, 2005, for the purpose of considering and voting upon the election of Directors. The following table provides information concerning the matters voted upon at the Meeting:

1. Election of Directors*

Nominees	Votes For	Votes Withheld

Dwight B. Crane	18,154,743	382,948
Paul Hardin	18,144,333	393,358
William R. Hutchinson	18,134,389	403,302

*	The following Directors, representing the balance of the Board of Directors, continue to serve as Directors: Paolo M. Cucchi, Robert A. Frankel, R. Jay Gerken, and George M. Pavia.

30

Municipal High Income Fund Inc. Dividend Reinvestment Plan (unaudited)

         The Fund’s policy, which may be changed by the Fund’s Board of Directors, is generally to make monthly distributions of substantially all its net investment income (i.e., income other than net realized capital gains) to the holders of the Fund’s capital shares. From time to time, when the Fund makes a substantial capital gains distribution, it may do so in lieu of paying its regular monthly dividend. Net income of the Fund consists of all income accrued on portfolio assets less all expenses of the Fund. Expenses of the Fund are accrued each day. Net realized capital gains, if any, will be distributed to shareholders at least once a year.

         Under the Fund’s Dividend Reinvestment Plan (“Plan”), a shareholder whose capital shares are registered in his or her own name will have all distributions reinvested automatically by PFPC Inc. (“PFPC”), as purchasing agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in “street name”) will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own capital shares registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of PFPC, as dividend-paying agent.

         The number of capital shares distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. Whenever the market price of the common stock is equal to or exceeds 98% of net asset value (“NAV”) per share on the determination date (generally, the record date for the distribution), participants will be issued shares of common stock valued at the greater of (1) 98% of the NAV or (2) 95% of the market price. To the extent that the Fund issues shares to participants in the Plan at a discount to NAV, the interests of remaining shareholders (i.e., those who do not participate in the Plan) in the Fund’s net assets will be proportionately diluted.

         If 98% of the NAV per share of the capital shares at the time of valuation (which is the close of business on the determination date) exceeds the market price of capital shares, PFPC will buy capital shares in the open market, on the NYSE or elsewhere, for the participants’ accounts. If, following the commencement of the purchases and before PFPC has completed its purchases, the market price exceeds 98% of what the NAV per share of the capital shares was at the valuation time, PFPC will attempt to terminate purchases in the open market and cause the Fund to issue the remaining portion of the dividend or distribution by issuing shares at a price equal to the greater of (1) 98% of the NAV per share as of the valuation time, or (2) 95% of the then current market price. In this case, the number of capital shares received by a Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. To the extent PFPC is unable to stop open market purchases and

31

Municipal High Income Fund Inc. Dividend Reinvestment Plan (unaudited) (continued)

cause the Fund to issue the remaining shares, the average per share price paid by PFPC may exceed 98% of the NAV per share of the capital shares. PFPC will begin to purchase capital shares on the open market as soon as practicable after the payment date of the dividend or capital gains distribution, but in no event shall such purchases continue later than 30 days after that date, except when necessary to comply with applicable provisions of the Federal securities laws.

         PFPC maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Capital shares in the account of each Plan participant will be held by PFPC in uncertificated form in the name of the Plan participant.

         Plan participants are subject to no charge for reinvesting dividends and capital gains distributions under the Plan. PFPC’s fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges shall apply with respect to its capital shares issued directly by the Fund under the Plan. Each Plan participant will, however, bear a pro-rata share of brokerage commissions actually incurred with respect to any open market purchases made under the Plan.

         Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by PFPC or the Fund on at least 30 days’ written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to PFPC Inc., P.O. Box 43027, Providence, Rhode Island 02940-3027 or by telephone at 1-800-331-1710.

         Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase at market prices its capital shares in the open market. For the six months ended April 30, 2005, the Fund has not repurchased any shares.

32

Municipal High Income Fund Inc. Management of the Fund

Directors	Investment Adviser and Administrator

Dwight B. Crane	Smith Barney Fund Management LLC
Paolo M. Cucchi	399 Park Avenue
Robert A. Frankel	New York, New York 10022
R. Jay Gerken, CFA
Chairman	Transfer Agent
Paul Hardin
William R. Hutchinson	PFPC Inc.
George M. Pavia	P.O. Box 43027
Providence, Rhode Island 02940-3027

Officers	Custodian

R. Jay Gerken, CFA	State Street Bank and Trust Company
President and Chief	225 Franklin Street
Executive Officer	Boston, Massachusetts 02110

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

Kaprel Ozsolak
Chief Financial Officer and
Treasurer

Peter M. Coffey
Vice President and
Investment Officer

George Benoit
Investment Officer

Andrew Beagley
Chief Compliance Officer

Robert I. Frenkel
Secretary and
Chief Legal Officer

This report is intended only for shareholders of Municipal High Income Fund Inc. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

The Fund files its complete schedule of portfolio holdings with the Securities Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-888-735-6507.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupam.com, and (3) on the SEC’s website at www.sec.gov.

Municipal High Income Fund Inc.
125 Broad Street
10th Floor, MF-2
New York, NY 10004

FD01139  6/05
05-8035

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the Manager. The Manager is part of Citigroup Asset Management (“CAM”), a group of investment adviser affiliates of Citigroup, Inc. (“Citigroup”). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the “Policies”) to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Manager of its responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

In furtherance of the Manager’s goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the Manager’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM’s and the Manager’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager’s decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

NONE.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) Code of Ethics attached hereto. Exhibit 99.CODE ETH (b) Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002
Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Municipal High Income Fund Inc.

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Municipal High Income Fund Inc.

Date:	July 8, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken (R. Jay Gerken) Chief Executive Officer of Municipal High Income Fund Inc.

Date:	July 8, 2005

By:	/s/ Kaprel Ozsolak (Kaprel Ozsolak) Chief Financial Officer of Municipal High Income Fund Inc.

Date:	July 8, 2005